Land use rights, net (Schedule Of Land Use Right) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Land use rights, net
Gross carrying amount	$ 725,279	$ 724,945
Total accumulated amortization	(500,495)	(444,912)
Land Use Rights
Land use rights, net
Gross carrying amount	377,319	368,942
Total accumulated amortization	(75,929)	(65,827)
Land use rights, net	$ 301,390	$ 303,115